BUSINESS ACQUISITIONS (Summary of Unaudited Pro Forma Financial Information) (Details) (USD $)	12 Months Ended
Dec. 31, 2010
BUSINESS ACQUISITIONS [Abstract]
Pro forma revenue	$ 690,988,454
Pro forma income (loss)	$ 55,402,319
Pro forma income (loss) per share, Basic	$ 0.23
Pro forma income (loss) per share, Diluted	$ 0.21